Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2015
Class B Series Two Common Shares
Common Shares Granted, Shares Withheld for Income Tax Withholdings, Shares Redeemed and Shares Outstanding

The following tables summarize the Class B Series Two common shares redeemed and shares outstanding pursuant to the EIP:

For the year ended June 30, 2015 Net shares outstanding
Shares outstanding at June 30, 2014	61,466
Redemptions	(10,777)
B2/B3 Share exchange	(50,689)

Shares outstanding at June 30, 2015	—

	For the year ended June 30, 2014
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2013	254,965	(190,449)	64,516
Redemptions	(3,050)	—	(3,050)

Shares outstanding at June 30, 2014	251,915	(190,449)	61,466

Class B Series Three Common Shares
Common Shares Granted, Shares Withheld for Income Tax Withholdings, Shares Redeemed and Shares Outstanding

The following tables summarize the Class B Series Three common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2015
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2014	2,071,993	(666,151)	1,405,842
Grants	663,620	(236,241)	427,379
Redemptions	(322,019)	—	(322,019)
B2/B3 Share exchange	80,009	—	80,009

Shares outstanding at June 30, 2015	2,493,603	(902,392)	1,591,211

	For the year ended June 30, 2014
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2013	1,634,452	(470,862)	1,163,590
Grants	635,074	(195,289)	439,785
Redemptions	(197,533)	—	(197,533)

Shares outstanding at June 30, 2014	2,071,993	(666,151)	1,405,842